Other Assets - Other Assets Non-Current and Current (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	€ 52,045	€ 38,234
Other current assets	€ 36,849	€ 37,789